Notes to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Notes to the Consolidated Statement of Cash Flows
37	NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

Changes in liabilities arising from financing activities

	Interest- bearing loans and borrowings	Bonds payable	Securities sold under agreements to repurchase	Other liability- payable to the third-party holders of consolidated structured entities	Other liability- interest payable related to financing activities	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
At 1 January 2017	16,170	37,998	81,088	5,488	813	141,557
Changes from financing cash flows	3,121	(38,000)	6,228	764	(5,671)	(33,558)
Foreign exchange movement	(497)	—	—	—	—	(497)
Changes arising from losing control of consolidated structured entities	—	—	(7)	—	—	(7)
Interest expense	—	2	—	—	4,985	4,987

At 31 December 2017	18,794	—	87,309	6,252	127	112,482

At 1 January 2018	18,794	—	87,309	6,252	127	112,482
Changes from financing cash flows	727	—	104,832	3,155	(3,990)	104,724
Foreign exchange movement	629	—	—	—	—	629
Interest expense	—	—	—	—	4,115	4,115

At 31 December 2018	20,150	—	192,141	9,407	252	221,950